Debt Disclosure: Derivative Liabilities On Convertible Loans (Tables)	12 Months Ended
Aug. 31, 2015
Tables/Schedules
Derivative Liabilities On Convertible Loans:	Derivative Liabilities on Convertible Loans:
St. George Investments	$ 446,785	$1,025,000